Kenneth H. Finkelstein
  Attorney At Law                       1420 5th Avenue
                                        Suite 2200
                                        Seattle, WA
                                        98101

                                        Tel: 206.310.1344
                                        Fax: 206.374.8176
                                        khfinkelstein@yahoo.com

VIA EDGAR & FEDEX

February 28, 2005



U.S. Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street NW
Mail Stop 3-9
Washington, DC   20549

Re:	Arch Management Services, Inc. (the "Company")
Registration Statement of Form SB-2/A
Amendment #2
File number: 333-121356

Dear Ms. Hayes:

Thank you for your correspondence dated February 23, 2005, ("Correspondence") with reference to the Company's Registration Statement on Form SB-2/A filed on February 7, 2005. Please note that we have forwarded to your office, via courier, three (3) bound copies of the amended Registration Statement on Form SB-2/A, both marked and unmarked.

In reply to your comments, we have attempted to provide you with full and complete information. For ease of reference, the outline of this letter corresponds with the outline set forth in your
Correspondence:

General

1. SEC Comment:	The cover page should indicate the number of the
amendment. In future filings please include the amendment number on the cover page.

Reply: We have stated above that this is the Registration Statement of Form SB-2/A, Amendment #2.

2. SEC Comment:	Please revise your risk factor caption to clarify that
you do not compare favorably to many of your competitors in terms of attributes you consider to be essential.

Reply: Page 8. Risk factor caption number 7 has been revised as requested. Revisions are in italics.

					-2-

Description of Business

3. SEC Comment:	We note your response to comment 17. Please revise
the discussion to indicate that Mr. Johnson appeared as an extra or a stand-in in each of these films or televisions shows.

Reply: Page 23. The capacity in which Mr. Johnson appeared has been placed in parenthesis adjacent to the title of the film/television show.

Should you require any additional information following your review, please contact us.

Thank you.

Yours truly,



Kenneth H. Finkelstein
KHF/jy